Summary of the activity of the derivative liability (Details) (Derivative., USD $)	Derivative. USD ($)
Balance of derivative liability at Dec. 31, 2010	$ 99,603
Derivative loss due to new issuances	201,306
Derivative due to mark to market adjustment	(252,180)
Balance of derivative liability; at Dec. 31, 2011	48,729
Balance of derivative liability at Dec. 31, 2011
Derivative due to mark to market adjustment;	(22,102)
Balance of derivative liability,, at Dec. 31, 2012	$ 26,627